Analysis of the net investment in business interests and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of the net investment in business interests and intangible assets
Schedule of the analysis of the net investment in business interests and intangible assets

	2022	2021	2020
	£m	£m	£m
Acquisition of interests in associates	(1)	—	—
Additional investment in associates	—	(51)	(40)
Net assets/liabilities purchased	—	(3,128)	—
Net outflow of cash in respect of acquisitions	(1)	(3,179)	(40)

Sale of interests in associates	—	—	27
Disposal of net assets and liabilities	6,270	114	288
(Loss)/profit on disposal of net assets and liabilities	(106)	55	3
Net inflow of cash in respect of disposals	6,164	169	318

Cash expenditure on intangible assets	(743)	(479)	(348)
Net inflow/(outflow) of cash	5,420	(3,489)	(70)